STOCK OPTIONS (Details 2) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
STOCK OPTIONS
Options granted	25,000	1,800,000
Outstanding at beginning of year	1,800,000
Options exercised	0
Options expired/forfeited	0
Outstanding, end	1,825,000	1,800,000
Options outstanding weighted average exercise price, beginning	$ 0.49
Options granted weighted average exercise price	0.49	$ 0.49
Options exercised weighted average exercise price	0.00
Options expired/forfeited weighted average exercise price	0.00
Outstanding at end of the period	$ 0.49	$ 0.49